Commitments	6 Months Ended
Jun. 30, 2011
Commitments
Commitments
5.	Commitments

Operating Leases

In August 2008, the Company entered into a 20-month operating lease for office facilities in San Diego, California commencing on September 1, 2008. Monthly rental payments are adjusted on an annual basis, and the office lease expires, as extended, in April 2012. This space is used for general and administrative and sales and marketing operations and personnel.

The Company also leases office space for its supply chain and inventory management and research and product development operations in Emeryville, California under a non-cancelable operating lease that expires in November 2011. The base rent is subject to a 3.0% increase each year for the duration of the lease. In October 2009, the Company amended the lease in order to acquire adjacent space. Under the terms of the amendment, the lease term was extended to September 2015 and the Company received an option to expand into additional space. The Company also received free rent for two months and a tenant improvement allowance of $305,000.

In August 2009, the Company entered an operating lease agreement to lease up to 95 vehicles. Each vehicle has a lease term of 36 months with a fixed monthly rental payment. As security for the vehicle leases, the lessor required a letter of credit for $200,000, which is collateralized by a certificate of deposit in the same amount.

The Company recognizes rent expense on a straight-line basis over the non-cancelable term of its operating leases. Rent expense for the years ended December 31, 2010, 2009 and 2008 was $839,000, $799,000 and $672,000, respectively.

Future minimum lease payments as of December 31, 2010 are as follows (in thousands):

2011	$1,419
2012	1,199
2013	637
2014	538
2015 and thereafter	413

Total	$4,206

Manufacturing and Supply Agreements

The Company has a manufacturing services agreement with Patheon UK Limited (Patheon) for the aseptic capsule assembly, filling and inspection, final device assembly and purchasing of Sumavel DosePro, as well as other manufacturing and support services, which agreement expires on October 31, 2013. The Company has manufacturing and supply agreements with several third-party suppliers for the production of key components of Sumavel DosePro, which expire on various dates between 2012 and 2020. As of December 31, 2010, the Company has non-cancellable purchase orders for 2011 totaling approximately $5,181,000 under these arrangements. In addition, the Company is required to pay Patheon a monthly manufacturing fee of £283,000, or approximately $438,000 (based on the exchange rate as of December 31, 2010). As of December 31, 2010, the Company was committed to pay Patheon a total manufacturing fee of £9,633,000, or approximately $14,901,000 (based on the exchange rate as of December 31, 2010), which is payable monthly over the remaining 34 months of the Patheon manufacturing services agreement.